Litigation (Details) $ in Billions	1 Months Ended	12 Months Ended
	Feb. 28, 2011 USD ($)	Dec. 31, 2023 Tribe State lawsuit parish
Ecuador Litigation | Pending Litigation
Loss Contingencies [Line Items]
Damages awarded | $	$ 9.5
Climate Change
Loss Contingencies [Line Items]
Claims dismissed (in number of claims)		1
Climate Change | Pending Litigation
Loss Contingencies [Line Items]
Pending lawsuits and claims (in number of claims)		29
State defendants, number | State		4
Native tribe defendants, number | Tribe		2
Climate Change | Dismissed Litigation
Loss Contingencies [Line Items]
Claims dismissed (in number of claims)		2
County claims dismissed, number		1
Coastal Erosion
Loss Contingencies [Line Items]
Number of parishes | parish		7
Coastal Erosion | Pending Litigation
Loss Contingencies [Line Items]
Pending lawsuits and claims (in number of claims)		39